Bank Credit Line	12 Months Ended
Dec. 31, 2022
Bank Credit Line
Bank Credit Line

(12) Bank Credit Line

On December 10, 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida.

Pursuant to the revolving Line of Credit, the Company may borrow up to the Credit Limit, determined from time to time in the sole discretion of the Bank. The Credit Limit was approximately $3.4 million at December 31, 2022. To secure the repayment of the Credit Limit, the Bank will have a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank.

The amount outstanding under the Line of Credit shall bear interest equal to the Reference Rate plus the Spread (as defined in the Line of Credit) in effect each day. Interest is due and payable monthly in arrears. The interest rate on the Line of Credit was 5.75% at December 31, 2022.

The Bank may, at any time, without notice, and at its sole discretion, demand the repayment of the outstanding balance and accrued interest thereon, be immediately repaid in full, and the Bank may terminate the Line of Credit. Outstanding balances under the Line of Credit were $1,000,000 and $0 at December 31, 2022, and 2021, respectively.